LONG-TERM INVESTMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
LONG-TERM INVESTMENT
Cost of equity method investment	$ 4,038,588	$ 452,303
Share of results of associates	(204,648)
Loss on disposal of Long term investment	(101,354)
Profit from equity method investment	160,032	208,527
Dividend Distribution received	(57,083)	(54,825)
Investment disposed	(470,931)
Exchange rate difference	4,818
Total long-term investment	$ 3,359,786	$ 606,005